Consolidated Statements Of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Consolidated Statements Of Cash Flows [Abstract]
Purchase of FiberNet, cash acquired	$ 221
Purchase of FiberNet, working capital and other adjustments	$ 6,440